Expense Example - FS Multi-Strategy Alternatives Fund	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 805
Expense Example, with Redemption, 3 Years	1,477
Expense Example, with Redemption, 5 Years	2,170
Expense Example, with Redemption, 10 Years	4,001
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	219
Expense Example, with Redemption, 3 Years	883
Expense Example, with Redemption, 5 Years	1,572
Expense Example, with Redemption, 10 Years	$ 3,406